Summary Of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Abgent, Inc.	Dec. 31, 2013 Abgent, Inc.	Dec. 31, 2013 Not Designated as Hedging Instrument Foreign Exchange Forward Other income, net	Dec. 31, 2012 Not Designated as Hedging Instrument Foreign Exchange Forward Other income, net	Dec. 31, 2011 Not Designated as Hedging Instrument Foreign Exchange Forward Other income, net	Dec. 31, 2013 Prepaid Land Use Rights	Dec. 31, 2013 Customer Relationships and Sales Backlog Minimum	Dec. 31, 2013 Customer Relationships and Sales Backlog Maximum	Dec. 31, 2013 Other Intangible Assets Minimum	Dec. 31, 2013 Other Intangible Assets Maximum
Significant Accounting Policies [Line Items]
Intangible asset useful life										50 years	1 year	10 years	2 years	30 years
Goodwill adjustment in connection with acquired deferred tax assets	$ (479,000)		$ 479,000
Goodwill Impairment		0	1,661,000
Impairment of acquired intangibles		0	1,800,000	0	1,800,000	0
Sales-related taxes		1,009,000	428,000	282,000
Shipping and handling costs		100,000	100,000	100,000
Government subsidies received		16,500,000	14,000,000	9,900,000
Government subsidies recognized in income statement		10,700,000	8,100,000	6,400,000
Government subsidies, reduction of cost of assets		1,800,000	3,700,000	1,800,000
Laboratories lease free period		5 years
Advanced subsidies		16,300,000	11,900,000
Advertising expenses		900,000	700,000	600,000
Share-based compensation expenses		17,875,000	14,314,000	11,473,000
Cash and cash equivalents and restricted cash denominated in RMB		58,900,000	10,500,000
Gains (losses) from foreign-exchange forward contracts							$ 19,302,000	$ 5,337,000	$ 4,712,000